DWS Small Cap Growth Fund Annual Fund Operating Expenses - DWS Small Cap Growth Fund	Jan. 27, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2027
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.23%
Other Expenses (as a percentage of Assets):	0.38%	[1]
Expenses (as a percentage of Assets)	1.26%
Fee Waiver or Reimbursement	(0.06%)
Net Expenses (as a percentage of Assets)	1.20%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.99%
Other Expenses (as a percentage of Assets):	0.54%	[1]
Expenses (as a percentage of Assets)	2.18%
Fee Waiver or Reimbursement	(0.23%)
Net Expenses (as a percentage of Assets)	1.95%
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.24%	[1]
Expenses (as a percentage of Assets)	0.89%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.89%
INST Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.32%	[1]
Expenses (as a percentage of Assets)	0.97%
Fee Waiver or Reimbursement	(0.02%)
Net Expenses (as a percentage of Assets)	0.95%
Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.34%	[1]
Expenses (as a percentage of Assets)	0.99%
Fee Waiver or Reimbursement	(0.04%)
Net Expenses (as a percentage of Assets)	0.95%

[1]	“Other expenses” are restated to exclude fees related to proxy expenses. “Other expenses” would have been 0.41%, 0.57%, 0.27%, 0.35% and 0.37% for Class A, Class C, Class R6, Institutional Class and Class S, respectively, had proxy expenses been included.